Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Debt
Note 8.	Long-Term Debt

Long-term debt consists of the following:

	June 30, 2013	December 31, 2012
ExOne
Building note payable to a bank, with monthly payments of $18 including interest at 4.00% through May 2017 and subsequently, the monthly average yield on U.S. Treasury Securities plus 3.25% for the remainder of the term through May 2027.	$2,270	$2,334

Building note payable to an unrelated entity, with monthly payments including interest at 6.00% through June 2014.	—	300

Lone Star Metal Fabrication, LLC
Building note payable to a bank, with monthly payments including interest at 7.00% through July 2014.	—	727

Troy Metal Fabricating, LLC
Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 3.00% (3.21% at December 31, 2012) through December 2017.	—	1,193

Equipment note payable to a bank, with monthly payments including interest at 4.83% through December 2016.	—	1,056

Equipment line of credit to a bank, converted to term debt in January 2012; monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through December 2016.	—	886

Building note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.45% (2.66% at December 31, 2012) through April 2013. Interest is fixed at 6.80% under a related interest rate swap agreement.	—	760

Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through January 2014. Interest is fixed at 6.68% under a related interest rate swap agreement.	—	228

Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through April 2013.	—	213

	2,270	7,697

Less: Current portion of long-term debt	124	2,028

	$2,146	$5,669

On February 14, 2013, the Company repaid $300 to retire its building note payable to an unrelated entity. There were no prepayment penalties or gains or losses associated with this early retirement of debt.

On March 27, 2013, in connection with the acquisition of certain net assets of the Lone Star and TMF VIEs (Note 4), the Company assumed and repaid all amounts outstanding on Lone Star and TMF debt (approximately $4,700). There were no prepayment penalties or gains or losses associated with this early retirement of debt.

Prior to deconsolidation, the Company, through its VIEs, entered into certain interest rate swap agreements with a bank. The Company utilized the interest rate swaps for the purpose of managing risks related to the variability of future earnings and cash flows caused by changes in interest rates. Under the terms of the agreements, the Company agreed to pay interest at fixed rates and receive variable interest from the counterparty.

At December 31, 2012, the fair value of the interest rate swaps was a liability of approximately $13. These obligations are included in accrued expenses and other current liabilities in the condensed consolidated balance sheets. Gains (losses) on interest rate swap contracts are recorded as a component of interest expense in the condensed statement of consolidated operations and comprehensive loss.

Note 9. Long-Term Debt

Long-term debt consists of the following at December 31:

	2012	2011
ExOne
Building note payable to a bank, with monthly payments including interest at 4.3% through May 2017 and subsequently, the monthly average yield on U.S. Treasury Securities plus 3.25% for the remainder of the term through May 2027.	$2,334	$—
Building note payable to an unrelated entity, with monthly payments including interest at 6.0% through June 2014.	300	—
Lone Star Metal Fabrication, LLC
Building note payable to a bank, with monthly payments including interest at 7.0% through July 2014.	727	765
Equipment note payable to a bank, with monthly payments including interest at 7.0% through July 2014.	—	420
Troy Metal Fabricating, LLC
Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 3.0% (3.21% at December 31, 2012) through December 2017.	1,193	—
Equipment note payable to a bank, with monthly payments including interest at 4.83% through December 2016.	1,056	1,291
Equipment line of credit to a bank, converted to term debt in January 2012; monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through December 2016.	886	1,108
Building note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.45% (2.66% at December 31, 2012) through April 2013. Interest is fixed at 6.80% under an interest rate swap (see below).	760	781
Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through January 2014. Interest is fixed at 6.68% under an interest rate swap (see below).	228	433
Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through April 2013.	213	631

	7,697	5,429
Less: Current portion of long-term debt	2,028	1,294

	$5,669	$4,135

All long-term debt of Lone Star and TMF is guaranteed by the Company and either the majority member of the Company or related parties under control of the majority member of the Company, and is collateralized by the related buildings and equipment.

In December 2012, Lone Star repaid its equipment note payable in-full. There were no prepayment penalties or gains or losses associated with this early retirement of debt.

In December 2012, TMF entered into an equipment note payable to a bank for approximately $1,200, with monthly payments including interest at one-month BBA LIBOR plus 3.0% (3.21% at December 31, 2012) through December 2017.

At December 31, 2012, the Company identified that it was not in compliance with the annual cash flow-to-debt service ratio covenant associated with the ExOne building note payable to a bank. The Company requested and was granted a waiver related to compliance with this covenant through December 31, 2013. Related to the 2012 noncompliance, there were no cross default provisions or related impacts on other lending agreements.

Future maturities of long-term debt at December 31, 2012, are approximately as follows:

2013	$2,028
2014	1,829
2015	853
2016	878
2017	402
Thereafter	1,707

$7,697

On February 14, 2013, the Company repaid the ExOne building note payable to an unrelated entity (Note 19). There were no prepayment penalties or gains or losses associated with this early retirement of debt.

On March 27, 2013, in connection with the acquisition of certain net assets of the Lone Star and TMF variable interest entities (Note 19), the Company assumed and repaid all amounts outstanding on Lone Star and TMF debt, including accrued interest, and settled amounts related to certain interest rate swap agreements held by TMF (see description below). There were no prepayment penalties or gains or losses associated with this early retirement of debt or the related interest rate swap agreements.

In June 2008, the Company, through TMF, entered into certain interest rate swap agreements with a bank. The Company utilizes the interest rate swaps for the purpose of managing risks related to the variability of future earnings and cash flows caused by changes in interest rates. Under the terms of the agreements, the Company agrees to pay interest at the fixed rates and the Company receives variable interest from the counterparty.

The significant terms of interest rate swap agreements at December 31, 2012 and 2011, are as follows:

	2012
	TMF building note payable	TMF equipment note payable
Notional amount	$760	$228
Fixed rate	6.80%	6.68%
Floating rate	2.66%	2.66%
Maturity date	April 2, 2013	April 2, 2013

	2011
	TMF building note payable	TMF equipment note payable
Notional amount	$781	$433
Fixed rate	6.80%	6.68%
Floating rate	2.73%	2.73%
Maturity date	April 2, 2013	April 2, 2013

At December 31, 2012 and 2011, the fair value of the interest rate swaps was a liability of approximately $13 and $60, respectively. These obligations are included in accrued expenses and other current liabilities in the consolidated balance sheets. Gains (losses) on interest rate swap contracts are recorded as a component of interest expense in the statement of consolidated operations and comprehensive loss.